Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for liabilities held at end of period, fair value measurement	$ 189,147	$ (7,465)
Sensitivity analysis, effect on a 10 basis point increase or decrease of interest rates	$ 278	$ 392	$ 321